Offerings - Offering: 1	Aug. 07, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, $0.0001 par value per share
Amount Registered | shares	1,800,000
Proposed Maximum Offering Price per Unit	8.80
Maximum Aggregate Offering Price	$ 15,840,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,187.51
Offering Note

1
The amount registered represents the aggregate number of shares of the Registrant’s Class A common stock, $0.0001 par value per share (“Class A common stock”), reserved for issuance upon the vesting of restricted stock units to be granted pursuant to the Registrant’s Inducement Grant Framework outside the Registrant’s 2019 Incentive Award Plan (the “Incentive Plan”) but subject to the terms of the Incentive Plan, as if such restricted stock units were granted under the Incentive Plan, as inducement grants pursuant to Rule 5635(c)(4) of the Nasdaq Listing Rules.

Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of Class A common stock that become issuable under the Inducement Grant Framework by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of Class A common stock.

The proposed maximum offering price per share of Class A common stock is estimated solely for the purpose of calculating the proposed maximum aggregate offering price and the registration fee in accordance with Rules 457(c) and (h) under the Securities Act, based on the average of the high and low prices of the Class A common stock as reported on The Nasdaq Stock Market LLC on August 3, 2026, which was $8.80.